Eaton Vance

Maryland Municipal Income Fund

November 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 90.4%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.6%
Maryland Community Development Administration, (Local Government Infrastructure), 4.00%, 6/1/40	$1,000	$1,199,400

		$1,199,400

Education — 8.9%
Maryland Health and Higher Educational Facilities Authority, (Goucher College), 5.00%, 7/1/34	$1,000	$1,038,990
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), Prerefunded to 7/1/22, 5.00%, 7/1/37	900	967,689
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/49	1,000	1,219,710
Maryland Industrial Development Financing Authority, (Garrison Forest School, Inc.), 4.00%, 11/1/42	1,000	1,129,280
Maryland Industrial Development Financing Authority, (McDonogh School), 4.00%, 9/1/43	1,100	1,277,683
University System of Maryland, 4.00%, 4/1/34	1,000	1,156,150

		$6,789,502

Escrowed/Prerefunded — 5.7%
Baltimore, Prerefunded to 10/15/22, 5.00%, 10/15/27	$150	$163,458
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	470	472,223
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), Prerefunded to 7/1/22, 5.00%, 7/1/33	1,000	1,075,210
Montgomery County, Prerefunded to 11/1/24, 5.00%, 11/1/29	1,000	1,184,890
University of Maryland, Auxiliary Facility and Tuition Revenue, Prerefunded to 4/1/21, 5.00%, 4/1/28	1,425	1,448,071

		$4,343,852

General Obligations — 20.9%
Anne Arundel County, 5.00%, 10/1/36	$1,000	$1,268,560
Anne Arundel County, 5.00%, 10/1/44	1,000	1,299,380
Baltimore, 4.00%, 10/15/25	1,350	1,444,176
Baltimore County, 4.00%, 3/1/40	1,000	1,206,420
Baltimore County, 5.00%, 11/1/31	1,000	1,358,750
Caroline County, 3.00%, 1/15/37	1,335	1,477,324
Frederick County, 5.00%, 8/1/24	1,000	1,175,600
Frederick County, 5.00%, 8/1/31	675	967,491
Howard County, 4.00%, 8/15/36	1,000	1,255,050
Maryland, Prerefunded to 8/1/22, 5.00%, 8/1/24	1,000	1,080,040
Montgomery County, (SPA: U.S. Bank, N.A.), 0.13%, 11/1/37(1)	2,070	2,070,000
Worcester County, 4.00%, 8/1/33	1,000	1,238,330

		$15,841,121

Security	Principal Amount (000’s omitted)	Value
Hospital — 9.5%
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health System), 5.00%, 7/1/32	$1,000	$1,204,260
Maryland Health and Higher Educational Facilities Authority, (Mercy Medical Center), 5.00%, 7/1/31	1,000	1,048,410
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Health System), 4.00%, 7/1/48	500	574,940
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/45	1,000	1,099,850
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/29	1,000	1,183,180
Maryland Health and Higher Educational Facilities Authority, (UPMC), 4.00%, 4/15/45	500	572,895
Maryland Health and Higher Educational Facilities Authority, (UPMC), 5.00%, 4/15/32	275	357,522
Montgomery County, (Trinity Health Corp.), 5.00%, 12/1/45	1,000	1,175,170

		$7,216,227

Housing — 6.6%
Howard County Housing Commission, (Woodfield Oxford Square Apartments), 5.00%, 12/1/37	$1,000	$1,189,460
Maryland Community Development Administration, 2.30%, 9/1/35	1,000	1,036,460
Maryland Community Development Administration, 4.10%, 9/1/38	335	376,855
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/50	315	316,304
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 5.00%, 7/1/55	1,000	1,074,850
Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/37	1,000	1,000,160

		$4,994,089

Industrial Development Revenue — 0.7%
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 3.50%, 7/1/24(2)	$490	$503,823

		$503,823

Insured-Electric Utilities — 0.4%
Puerto Rico Electric Power Authority, (AGM), 5.00%, 7/1/23	$135	$137,986
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	145	151,667

		$289,653

Insured-Escrowed/Prerefunded — 3.9%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$2,560	$2,997,683

		$2,997,683

Insured-General Obligations — 0.9%
Puerto Rico, (AGC), 5.00%, 7/1/21	$370	$377,700
Puerto Rico, (AGM), 5.125%, 7/1/30	195	200,505
Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/24	125	128,565

		$706,770

Insured-Hospital — 5.4%
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$3,035	$4,067,021

		$4,067,021

Security	Principal Amount (000’s omitted)	Value
Insured-Water and Sewer — 0.3%
Baltimore, (Wastewater Projects), (NPFG), 5.00%, 7/1/22	$250	$262,998

		$262,998

Other Revenue — 2.8%
Maryland Transportation Authority, Baltimore-Washington International Airport, Parking Revenues, (AMT), 5.00%, 3/1/23	$2,000	$2,097,800

		$2,097,800

Senior Living/Life Care — 7.6%
Baltimore County, (Oak Crest Village, Inc.), 4.00%, 1/1/45	$1,000	$1,078,130
Baltimore County, (Riderwood Village, Inc.), 4.00%, 1/1/39	1,000	1,098,510
Baltimore County, (Riderwood Village, Inc.), 4.00%, 1/1/40	95	104,132
Howard County, (Vantage House), 5.00%, 4/1/26	1,285	1,328,729
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	500	542,225
Rockville, (Ingleside at King Farm), 5.00%, 11/1/37	1,000	1,018,080
Washington County, (Diakon Lutheran Social Ministries), 5.00%, 1/1/32	500	581,795

		$5,751,601

Special Tax Revenue — 1.3%
Baltimore, (Harbor Point), 3.625%, 6/1/46(2)	$1,000	$964,450

		$964,450

Transportation — 8.6%
Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/51	$1,000	$1,020,490
Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/49	350	387,828
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/32	500	578,395
Maryland Economic Development Corp., Parking Facilities Revenue, 5.00%, 6/1/58	1,000	1,060,240
Maryland Transportation Authority, 4.00%, 7/1/27	1,000	1,054,330
Maryland Transportation Authority, (AMT), 4.00%, 6/1/35	1,000	1,135,480
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/31	1,000	1,252,250

		$6,489,013

Water and Sewer — 5.3%
Baltimore, (Water Projects), 4.00%, 7/1/37(3)	$330	$407,953
Baltimore, (Water Projects), 4.00%, 7/1/38(3)	445	548,498
Baltimore, (Water Projects), 4.00%, 7/1/39(3)	455	559,459
Baltimore, (Water Projects), 4.00%, 7/1/45(3)	1,000	1,205,430
Washington Suburban Sanitary District, 5.00%, 6/15/30	1,000	1,279,630

		$4,000,970

Total Tax-Exempt Municipal Securities — 90.4% (identified cost $64,658,924)		$68,515,973

Taxable Municipal Securities — 5.5%

Security	Principal Amount (000’s omitted)	Value
Hospital — 1.4%
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 3.052%, 7/1/40	$1,000	$1,019,330

		$1,019,330

Transportation — 0.7%
Prince George’s County Revenue Authority, (Regional Medical Center Garage), 2.553%, 8/1/26	$275	$287,334
Prince George’s County Revenue Authority, (Regional Medical Center Garage), 2.593%, 8/1/27	260	270,720

		$558,054

Water and Sewer — 3.4%
Baltimore, (Wastewater Projects), 2.225%, 7/1/34(3)	$1,250	$1,276,037
Baltimore, (Wastewater Projects), 2.814%, 7/1/40(3)	1,250	1,274,775

		$2,550,812

Total Taxable Municipal Securities — 5.5% (identified cost $4,035,000)		$4,128,196

Total Investments — 95.9% (identified cost $68,693,924)		$72,644,169

Other Assets, Less Liabilities — 4.1%		$3,113,595

Net Assets — 100.0%		$75,757,764

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2020, 11.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 9.7% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at November 30, 2020.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2020, the aggregate value of these securities is $1,468,273 or 1.9% of the Fund’s net assets.

(3)	When-issued security.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guarantee Corp.

SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at November 30, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$68,515,973	$—	$68,515,973
Taxable Municipal Securities	—	4,128,196	—	4,128,196
Total Investments	$—	$72,644,169	$—	$72,644,169

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.